Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock And Deferred Compensation	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Dec. 31, 2020	$ 6,046	$ 23,166	$ (2,664)	$ 32,497	$ 9,283	$ 68,328
Net income				9,451		9,451
Other comprehensive loss					(2,319)	(2,319)
Cash dividends - per share				(4,101)		(4,101)
Shares activity for deferred compensation plan		63	(63)
Shares purchased for treasury stock			(72)			(72)
Expense related to share-based compensation plans		414				414
Restricted stock activity	8	(8)
Ending Balance at Dec. 31, 2021	6,054	23,635	(2,799)	37,847	6,964	71,701
Net income				8,657		8,657
Other comprehensive loss					(16,300)	(16,300)
Cash dividends - per share				(4,559)		(4,559)
Shares activity for deferred compensation plan		164	(164)
Shares purchased for treasury stock			(767)			(767)
Expense related to share-based compensation plans		1,005				1,005
Restricted stock activity	(10)	10
Ending Balance at Dec. 31, 2022	$ 6,044	$ 24,814	$ (3,730)	$ 41,945	$ (9,336)	$ 59,737